Schedule I - Condensed Financial Information of Parent Company - Balance Sheets (Detail) - USD ($) $ in Thousands	May 31, 2016	May 31, 2015	May 31, 2014	May 31, 2013
Current assets:
Cash and cash equivalents	$ 709,209	$ 531,298	$ 371,593	$ 417,166
Term deposit	86,706	69,091
Prepaid expense and other current assets	99,677	97,833
Amounts due from related parties	4,539	3,586
Total current assets	1,869,336	1,348,880
Long-term investments	178,863	325,991
Total assets	2,354,834	1,951,537	1,603,545
Current liabilities:
Accrued expenses and other current liabilities	217,044	178,803
Amounts due to related parties	42	1,995
Total current liabilities	918,190	725,232
Equity:
Common shares (US$0.01 par value; 300,000,000 shares authorized as of May 31, 2015 and 2016; 158,379,387 shares issued as of May 31, 2015 and 2016; 156,486,763 and 157,439,397 shares outstanding as of May 31, 2015 and 2016, respectively)	1,584	1,584
Treasury stock	(9)	(19)
Additional paid-in capital	223,422	141,653
Retained earnings	931,930	824,015
Accumulated other comprehensive income	62,948	99,505
Total New Oriental Education & Technology Group Inc. shareholders' equity	1,404,572	1,220,348
Total liabilities and equity	2,354,834	1,951,537
Parent Company [Member]
Current assets:
Cash and cash equivalents	11,984	22,748	15,874	28,653
Term deposit	10,000
Prepaid expense and other current assets	5,900	10,780
Amounts due from related parties	16,758	25,696
Total current assets	44,642	59,224
Long-term investments	96,498	51,902
Investments in subsidiaries and VIEs	1,353,090	1,194,328
Total assets	1,494,230	1,305,454
Current liabilities:
Accrued expenses and other current liabilities	6,016	9,689
Amounts due to related parties	83,642	75,417
Total current liabilities	89,658	85,106
Equity:
Common shares (US$0.01 par value; 300,000,000 shares authorized as of May 31, 2015 and 2016; 158,379,387 shares issued as of May 31, 2015 and 2016; 156,486,763 and 157,439,397 shares outstanding as of May 31, 2015 and 2016, respectively)	1,584	1,584
Treasury stock	(9)	(19)
Additional paid-in capital	223,422	141,653
Retained earnings	1,116,627	977,625
Accumulated other comprehensive income	62,948	99,505
Total New Oriental Education & Technology Group Inc. shareholders' equity	1,404,572	1,220,348	$ 1,025,758	$ 857,252
Total liabilities and equity	$ 1,494,230	$ 1,305,454